Derivative Financial Instruments - Details of current and potential exposures and aggregated by credit rating (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Current [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 159,107
Current [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	18,079
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(19,996)
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	397,989
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	211,862
Current [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(10,213)
Less than 1 year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	688,392
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	248,971
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	365,910
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	546,936
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	466,967
Less than 1 year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	99,334
One to Three Year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	558,981
One to Three Year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	338,829
One to Three Year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	294,322
One to Three Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	720,605
One to Three Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	767,225
One to Three Year [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	178,698
3-5 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	306,952
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	301,736
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	131,104
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	613,680
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	867,931
3-5 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	175,904
5-7 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	117,716
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	167,414
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	122,823
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	556,650
5-7 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	648,179
5-7 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	136,312
7-10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	119,358
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	100,000
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	261,542
7-10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	438,457
7-10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	139,725
More than 10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	174,457
More than 10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	320,565
More than 10 years [member] | BBB- [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 0